RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities, or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

The Company has outstanding notes payable of $1,244,584 and $1,953,842 and accrued interest of $917,957 and $917,957 due to a related party as of January 31, 2024 and April 30, 2023, respectively (see Note 7).

The Company recognized net sales of $105,400 and $92,887 during the nine months ended January 31, 2024 and 2023, respectively, to related parties. As of January 31, 2024 and 2023, related parties had accounts receivable due to the Company of $71,048 and $91,857, respectively.

Note 11: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities, or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

The Company has outstanding notes payable of $1,953,842 and $2,000,000 and accrued interest of $917,957 and $908,756 due to a related party as of April 30, 2023 and 2022, respectively (see Note 8).

The Company recognized net sales of $164,661 and $368,164 during the years ended April 30, 2023 and 2022, respectively, to related parties. As of April 30, 2023 and 2022, related parties had accounts receivable due to the Company of $28,800 and $93,535, respectively.